Acquisitions	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Acquisitions	Acquisitions
Pixel Labs, Inc. Business Combination
On August 22, 2019 the Company executed a merger agreement to acquire the assets and liabilities of Pixel Labs, Inc. (“Pixel Labs”). The acquisition closed on August 27, 2019. The purchase accounting was completed in 2019 and no measurement period adjustments were recorded. The aggregate purchase consideration of $7.6 million included a time-based cash and share holdback of $0.7 million and $0.2 million, respectively, to be paid at a future date. In November 2020 final settlement of the holdback was completed.
At closing, certain Pixel Labs stockholders had not completed administrative forms that were required for the Company’s common stock to be legally issued. During the years ended December 31, 2021 and 2020 an additional 20,885 and 29,665 shares, respectively, were issued as a result of the administrative forms being completed. In April 2020 the founder of Pixel Labs departed, and therefore the unvested shares granted to the founder at the time of acquisition, which were accounted for as post combination compensation cost, were cancelled as they were contingent upon continued employment.